Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	ALT
Entity Registrant Name	ISHARES DIVERSIFIED ALTERNATIVES TRUST
Entity Central Index Key	0001443075
Entity Filer Category	Accelerated Filer